                                 Long Term Portfolio Series 107
                                              File No. 33-38573
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 6
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          LONG TERM PORTFOLIO SERIES 107

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

          Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)



Form N-8B-2                             Form S-6
Item Number                             Heading in Prospectus


     I.  Organization and General Information

1.   a)   Name of Trust                 Front Cover
     b)   Title of securities issued

2.   Name and address of Depositor      Table of Contents

3.   Name and address of Trustee        Table of Contents

4.   Name and address of principal      Table of Contents
     Underwriter

5.   Organization of Trust              Introduction

6.   Execution and termination of       Introduction; Amendment
     Indenture                          and Termination of the
                                        Indenture

7.   Changes of name                    *30

8.   Fiscal Year                        Included in Form N-8B-2

9.   Litigation                         *30

     II.  General Description of the Trust
          and Securities of the Trust

10.  General Information regarding
     Trust's Securities and Rights
     of Holders

     a)   Type of Securities            Rights of Unit Holders
          (Registered or Bearer)

____________________

*30  Not applicable, answer negative or not required.

     b)   Type of Securities            Administration of the
          (Cumulative or                Trust-Distribution
          Distributive)

     c)   Rights of Holders as to       Redemption; Public
          Withdrawal or Redemption      Offering of Units-
                                        Secondary Market

     d)   Rights of Holders as to       Public Offering of Units-
          conversion, transfer, etc.    Secondary Market;
                                        Exchange Option;
                                        Redemption; Rights of
                                        Unit Holders-Certificates

     e)   Lapses or defaults with       *30
          respect to periodic payment
          plan certificates

     f)   Voting rights as to           Rights of Unit Holder-
          Securities under the          Certain Limitations
          Indenture

     g)   Notice to Holders as to       Amendment and Termina-
          change in:                    tion of the Indenture

          1)   Assets of Trust          Administration of the
                                        Trust-Reports to Unit
                                        Holders; The
                                        Trust-Summary Description
                                        of the Portfolios

          2)   Terms and Conditions     Amendment and Termination
               of Trust's Securities    of the Indenture

          3)   Provisions of Trust      Amendment and Termination
                                        of the Indenture

          4)   Identity of Depositor    Sponsor; Trustee
               and Trustee

     h)   Security Holders consent
          required to change:

          1)   Composition of assets    Amendment and Termination
               of Trust                 of the Indenture

          2)   Terms and conditions     Amendment and Termination
               of Trust's Securities    of the Indenture
____________________

*30  Not applicable, answer negative or not required.

          3)   Provisions of Indenture  Amendment and Termination
                                        of the Indenture

          4)   Identity of Depositor    *30
               and Trustee

     i)  Other Provisions               Cover of Prospectus; tax
                                        status

11.  Type of securities comprising      The Trust-Summary
     units                              Description of the
                                        Portfolios; Objectives
                                        and Securities Selection;
                                        The Trust-Special
                                        Considerations

12.  Type of securities comprising      *30
     periodic payment certificates

13.  a)   Load, fees, expenses, etc.    Summary of Essential
                                        Information; Public
                                        Offering of Units-Public
                                        Offering Price;-Profit of
                                        Sponsor;-Volume Discount;
                                        Expenses and Charges

     b)   Certain information           *30
          regarding periodic payment
          certificates

     c)   Certain percentages           Summary of Essential
                                        Information; Public
                                        Offering of Units-Public
                                        Offering Price;
                                        -Profit of Sponsor;
                                        -Volume Discount

     d)   Price differentials           Public Offering of Units
                                        - Public Offering Price

     e)   Certain other fees, etc.      Rights of Unit Holders -
          payable by holders            Certificates

     f)   Certain profits receivable    Redemption -- Purchase by
          by depositor, principal       the Sponsors of Units
          underwriters, trustee or      Tendered for Redemption
          affiliated persons

____________________

*30  Not applicable, answer negative or not required.

     g)   Ratio of annual charges       *30
          to income

14.  Issuance of trust's securities     Introduction; Rights of
                                        Unit Holders -
                                        Certificates

15.  Receipt and handling of            Public Offering of Units-
     payments from purchasers           Profit of Sponsor

16.  Acquisition and disposition        Introduction; Amendment
     of underlying securities           and Termination of the
                                        Indenture; Objectives and
                                        Securities Selection; The
                                        Trust-Summary Description
                                        of the Portfolio;
                                        Sponsor-Responsibility

17.  Withdrawal or redemption           Redemption; Public Offer-
     by Security Holders                ing of Units-Secondary
                                        Market;

18.  a)   Receipt and disposition       Administration of the
          of income                     Trust; Reinvestment
                                        Programs

     b)   Reinvestment of               Reinvestment Programs
          distributions

     c)   Reserves or special fund      Administration of the
                                        Trust-Distribution

     d)   Schedule of distribution      *30

19.  Records, accounts and report       Administration of the
                                        Trust-Records and
                                        Accounts;-Reports to Unit
                                        Holders

20.  Certain miscellaneous              Amendment and Termination
     provisions of the Indenture        of the Indenture; Sponsor
                                        - Limitation on Liability
                                        - Resignation; Trustee -
                                        - Limitation on Liability
                                        - Resignation

21.  Loans to security holders          *30

____________________

*30  Not applicable, answer negative or not required.

22.  Limitations on liability           Sponsor, Trustee;
                                        Evaluator - Limitation on
                                        Liability

23.  Bonding arrangements               Included on Form N-8B-2

24.  Other material provisions of       *30
     the Indenture


     III.  Organization Personnel and
           Affiliated Persons of Depositor

25.  Organization of Depositor          Sponsor

26.  Fees received by Depositor         Expenses and Charges -
                                        fees; Public Offering of
                                        Units-Profit of Sponsor

27.  Business of Depositor              Sponsor and Included in
                                        Form N-8B-2

28.  Certain information as to          Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor     Included in Form N-8B-2

30.  Persons controlling Depositor      *30

31.  Payments by Depositor for          *30
     certain other services

32.  Payments by Depositor for          *30
     certain other services
     rendered to trust

33.  Remuneration of employees of       *30
     Depositor for certain services
     rendered to trust

34.  Remuneration of other              *30
     persons for certain services
     rendered to trust




____________________

*30  Not applicable, answer negative or not required.

     IV.  Distribution and Redemption of Securities

35.  Distribution of trust's            Public Offering of Units-
     securities by states               Public Distribution

36.  Suspension of sales of             *30
     trust's securities

37.  Revocation of authority to         *30
     distribute

38.  a)   Method of distribution        Public Offering of Units
     b)   Underwriting agreements
     c)   Selling agreements

39.  a)   Organization of principal     Sponsor
          underwriter
     b)   N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by           Public Offering of Units-
     principal underwriter              Profit of Sponsor

41.  a)   Business of principal         Sponsor
          underwriter

     b)   Branch officers of principal  *30
          underwriter

     c)   Salesman of principal         *30
          underwriter

42.  Ownership of trust's securities    *30
     by certain persons

43.  Certain brokerage commissions      *30
     received by principal underwriter

44.  a)   Method of valuation           Public Offering of Units

     b)   Schedule as to offering       *30
          price

     c)   Variation in offering         Public Offering of Units-
          price to certain persons      -Volume Discount;
                                        Exchange option

45.  Suspension of redemption rights    *30
____________________

*30  Not applicable, answer negative or not required.

46.  a)   Redemption valuation          Public Offering of Units-
                                        Secondary Market;
                                        Redemption

     b)   Schedule as to redemption     *30
          price

47.  Maintenance of position in         See items 10(d), 44 and
     underlying securities              46

     V.  Information concerning the Trustee or Custodian

48.  Organization and regulation        Trustee
     of Trustee

49.  Fees and expenses of Trustee       Expenses and Charges

50.  Trustee's lien                     Expenses and Charges


     VI.  Information concerning Insurance
          of Holders of Securities

51.  a)   Name and address of           *30
          Insurance Company

     b)   Type of policies              *30

     c)   Type of risks insured and     *30
          excluded

     d)   Coverage of policies          *30

     e)   Beneficiaries of policies     *30

     f)   Terms and manner of           *30
          cancellation

     g)   Method of determining         *30
          premiums

     h)   Amount of aggregate           *30
          premiums paid

     i)   Who receives any part of      *30
          premiums

     j)   Other material provisions     *30
____________________

*30  Not applicable, answer negative or not required.

          of the Trust relating to
          insurance


     VII.  Policy of Registrant

52.  a)   Method of selecting and       Introduction; Objectives
          eliminating securities        and Securities Selection;
          from the Trust                The Trust - Summary
                                        Description of the
                                        Portfolio; Sponsor -
                                        Responsibility

     b)   Elimination of securities     *30
          from the Trust

     c)   Policy of Trust regarding     Introduction; Objectives
          substitution and              and Securities Selection;
          elimination of securities     Sponsor - Responsibility

     d)   Description of any            *30
          fundamental policy of the
          Trust

53.  Taxable status of the              Cover of Prospectus; Tax
     Trust                              Status


     VIII.  Financial and Statistical Information

54.  Information regarding the          *30
     Trust's past ten fiscal years

55.  Certain information regarding      *30
     periodic payment plan
     certificates

56.  Certain information regarding      *30
     periodic payment plan
     certificates

57.  Certain information regarding      *30
     periodic payment plan
     certificates

58.  Certain information regarding      *30
     periodic payment plan
     certificates
____________________

*30  Not applicable, answer negative or not required.

59.  Financial statements               Statement of Financial
     (Instruction 1(c) to Form S-6)     Condition














































____________________

*30  Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST

LONG TERM PORTFOLIO SERIES 107

(A Unit Investment Trust)
_______________________________________________________________
This Trust was formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) through investment in a fixed portfolio consisting primarily of investment grade long-term state, municipal and public authority debt obligations. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. Minimum Purchase: 1 Unit.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trust, and the portfolio and financial statements of the Trust. Part B contains a general description of the Trust. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.
_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________
Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

           Prospectus Part A dated February 20, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

              DEAN WITTER SELECT MUNICIPAL TRUST
                LONG TERM PORTFOLIO SERIES 107


                       TABLE OF CONTENTS

     PART A                                               Page

     Table of Contents.................................   A-1
     Summary of Essential Information..................   A-3
     Independent Auditor's Report......................   F-1

     PART B

     Introduction......................................    1
     The Trust.........................................    2
           Special Considerations......................    2
           Summary Description of the Portfolios.......    3
     Insurance on the Securities in an Insured Trust...    21
     Objectives and Securities Selection...............    25
     The Units.........................................    26
     Tax Status........................................    27
     Public Offering of Units..........................    32
           Public Offering Price.......................    32
           Public Distribution.........................    33
           Secondary Market............................    34
           Profit of Sponsor...........................    35
           Volume Discount.............................    35
     Exchange Option...................................    36
     Reinvestment Programs.............................    37
     Redemption........................................    38
           Tender of Units.............................    38
           Computation of Redemption Price per Unit....    39
           Purchase by the Sponsor of Units
             Tendered for Redemption...................    39
     Rights of Unit Holders............................    40
           Certificates................................    40
           Certain Limitations.........................    40
     Expenses and Charges..............................    40
           Initial Expenses............................    40
           Fees........................................    40
           Other Charges...............................    41

     Administration of the Trust.......................    42
           Records and Accounts........................    42
           Distribution................................    42
           Distribution of Interest and Principal......    42
           Reports to Unit Holders.....................    44
     Sponsor...........................................    45
     Trustee...........................................    47
     Evaluator.........................................    48
     Amendment and Termination of the Indenture........    49
     Legal Opinions....................................    50
     Auditors..........................................    50
     Bond Ratings......................................    50
     Federal Tax Free vs. Taxable Income...............    54


                           Sponsor:

                   Dean Witter Reynolds Inc.
                    Two World Trade Center
                   New York, New York  10048

                          Evaluator:

                 Kenny S&P Evaluation Services
              A Division of J.J. Kenny Co., Inc.
                          65 Broadway
                   New York, New York  10006

                           Trustee:

                   The Chase Manhattan Bank
                        270 Park Avenue
                   New York, New York  10017


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      LONG TERM PORTFOLIO SERIES 107

                                         As of December 31, 1996




FACE AMOUNT OF SECURITIES          $4,955,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0152%
NUMBER OF UNITS                            6,297
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>              6.509%
  TRUST REPRESENTED BY EACH UNIT       1/6,297th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>              5.175%

  Aggregate bid side evaluation                       MONTHLY INTEREST DISTRIBUTIONS
    of Securities in the Trust     $5,179,066.00
                                                        Estimated net annual interest rate
  Divided by 6,297 Units           $      822.47          per Unit times $1,000                 $54.88
                                                        Divided by 12                           $ 4.57
  Plus sales charge of 2.451% of
    Public Offering Price (2.513%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                            20.67      DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit            843.14
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
  Plus undistributed principal and                      distribution need be made from the
    net investment income and                           Principal Account if balance therein
    accrued interest                      19.58<F1>     is less than $5 per Unit outstanding

    Adjusted Public Offering Price $      862.72      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
                                                        ing estimated expenses and Evaluator's
                                                        fee) $1.42 per $1,000 face amount
                                                        of underlying Securities                $ 1.42
SPONSOR'S REPURCHASE PRICE AND
  REDEMPTION PRICE PER UNIT                           SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  (based on bid side evaluation of                      FEE:  Maximum of $.10 per $1,000
  underlying Securities, $20.67                         face amount of underlying Securities       .10
  less than Adjusted Public Offering
  Price per Unit)                  $      842.05      TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT  $ 1.52

CALCULATION OF ESTIMATED NET                          EVALUATOR'S FEE FOR EACH EVALUATION:  Minimum of
  ANNUAL INTEREST RATE PER UNIT                         $8.00 plus $.25 for each issue of underlying
  (based on face amount of $1,000                       Securities in excess of 50 issues (treating
  per Unit)                                             separate maturities as separate issues)

  Annual interest rate per Unit           5.640%      EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  February 1, 2041
    Unit ($1.52) expressed as a
    percentage                             .152%      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the
Estimated net annual interest rate                      value of the portfolio of the Trust at any
  per Unit                                5.488%        time is less than $2,800,000.


   <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on December 31, 1996.

   <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)


                                                A-3



               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUST -- The Dean Witter Select Municipal Trust, Long Term Portfolio Series 107 (the "Trust") is a unit investment trust which was created on January 30, 1991 (the "Date of Deposit"), and is composed of "investment grade" interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders); and (2) the conservation of capital. The payment of interest and the preservation of principal in the Trust is dependent on the continuing ability of the respective Issuers of the Securities to meet their obligations to pay principal and interest. Therefore, there is no guarantee that the objectives of the Trust will be achieved. All of the Securities are obligations of states, or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders). (For a discussion of certain tax aspects of the Trust, see: "Tax Status," in Part B.)

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF THIS TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF THIS TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by the Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor. (See: "Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of the Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See:
"The Units -- Estimated Annual Income and Current Return", in
Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed-rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Trust is considered to be concentrated in Prerefunded/Escrowed to Maturity Securities (46.12% of the aggregate market value of the Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "Special Characteristics of the Trust", herein, for a discussion of additional risks relating to Units of the Trust.)

          SPECIAL CHARACTERISTICS OF THE TRUST -- The Portfolio of the Trust consists of thirteen issues of Securities, which were issued by Issuers located in ten states. One of the issues of Securities is a general obligation of an Issuer. Twelve issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Trust contains the following categories of Securities:

                                   Percentage of Aggregate
                               Market Value of Trust Portfolio
Category of Security               (as of February 7, 1997)

Electric and Power ..........               15.53%
Health Care and Hospital ....                8.53%
Housing .....................               12.77%
State Appropriation .........               17.04%
Prerefunded/Escrowed to
  Maturity ..................               46.12%
Original Issue Discount .....               65.61%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Trust.
See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Securities representing approximately 12.56% of the aggregate market value of the Portfolio are currently subject to redemption from mandatory sinking fund payments. Securities representing approximately 0%, 23.79%, 2.93% and 40.87% of the aggregate market value of the Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1997, 1998, 1999 and 2000, respectively. (See: "Schedule of Portfolio Securities," herein, and "The Trust -- Summary Description of the Portfolio -- Additional Securities Considerations -- Redemption of Securities," in Part B.)

          On February 7, 1997, based on the bid side of the market, the aggregate market value of Securities in the Portfolio was $5,169,278.10.

          The Securities in the Portfolio of the Trust were chosen in part on the basis of their respective maturity dates. A long term Trust contains obligations maturing in 15 years or more from the Date of Deposit. The maturity date of the Trust is February 1, 2041; the latest maturity of a Security therein is November 15, 2022; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 13.5 years. The actual maturity dates of each of the Securities contained in the Portfolio are shown on the "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in the Portfolio for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by the Trust.

          On February 7, 1997, Standard & Poor's Corporation rated seven of the Securities in the Portfolio as follows:

30.28%-AAA, 2.93%-AA, 15.53%-A and 5.17%-BBB; and Moody's
Investors Service rated three of the Securities as follows:
13.72%-Aaa and 17.68%-Baa. 14.68% of the Securities are not rated; however, in the opinion of the Sponsor, these Securities have credit characteristics comparable to investment grade securities. (See: "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                (as % of bid      (as % of Public
Time to Maturity                side evaluation)  Offering Price)

Less than 1 year                         0%               0%
1 year to less than 2 years          0.756%            0.75%
2 years to less than 4 years         1.523%            1.50%
4 years to less than 7 years         2.564%            2.50%
7 years to less than 11 years        3.627%            3.50%
11 years to less than 15 years       4.712%            4.50%
15 years and greater                 5.820%            5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                                 Dealer Concession
                             % of Effective      as % of Effective
Number of Units               Sales Charge          Sales Charge

1-99.......................       100%                    65%
100-249....................        95%                    62%
250-499....................        85%                    55%
500-999....................        70%                    45%
1,000 or more..............        55%                    35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 2.285% of the Public Offering Price (2.388% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
LONG TERM PORTFOLIO SERIES 107


We have audited the statement of financial condition and schedule of portfolio securities of the Dean Witter Select Municipal Trust Long Term Portfolio Series 107 as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Long Term Portfolio Series 107 as of December 31, 1996, and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP




February 3, 1997
New York, New York












                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 107

                              December 31, 1996


                                TRUST PROPERTY

Investments in municipal bonds at market value (cost
  $4,676,607) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                   $5,179,066

Accrued interest receivable                                          150,640

           Total                                                   5,329,706


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                     27,939

   Accrued Sponsor's fees                                              2,263

           Total liabilities                                          30,202


Net Assets:

   Balance applicable to 6,297 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $502,459                     $5,179,066

      Undistributed principal and net
        investment income (Note (b))                    120,438


           Net assets                                             $5,299,504

Net asset value per Unit ($5,299,504 divided by 6,297 Units)      $   841.59




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 107



                                            For the years ended December 31,
                                              1996        1995        1994


Investment income - interest                $389,718    $449,026   $ 451,099

Less Expenses:

   Trustee's fees and expenses                10,701       8,744       8,776

   Sponsor's fees                                545         616         618

           Total expenses                     11,246       9,360       9,394

           Investment income - net           378,472     439,666     441,705

Net gain (loss) on investments:

   Realized gain (loss) on securities
     sold or redeemed                         12,779        (552)       (392)

   Unrealized market appreciation
     (depreciation)                         (140,500)    368,814    (575,636)

           Net gain (loss) on investments   (127,721)    368,262    (576,028)

Net increase (decrease) in net assets
  resulting from operations                 $250,751    $807,928   $(134,323)




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        LONG TERM PORTFOLIO SERIES 107



                                          For the years ended December 31,
                                           1996         1995         1994

Operations:

   Investment income - net              $  378,472   $  439,666   $  441,705

   Realized gain (loss) on securities
     sold or redeemed                       12,779         (552)        (392)

   Unrealized market appreciation
    (depreciation)                        (140,500)     368,814     (575,636)

           Net increase (decrease) in
             net assets resulting from
             operations                    250,751      807,928     (134,323)


Less Distributions to Unit Holders:

   Principal                              (830,719)     (20,001)     (25,001)

   Investment income - net                (401,112)    (438,867)    (440,894)

           Total distributions          (1,231,831)    (458,868)    (465,895)

Less Capital Share Transactions

   Redemption of 460 Units                (406,688)        -            -

   Accrued interest on redemption           (8,669)        -            -

      Total capital share transactions    (415,357)        -            -

Net increase (decrease) in net assets   (1,396,437)     349,060     (600,218)

Net assets:

   Beginning of year                     6,695,941    6,346,881    6,947,099

   End of year (including undistributed
     principal and net investment in-
     come of $120,438, $151,750 and
     $150,953, respectively)            $5,299,504   $6,695,941   $6,346,881




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 107

                             December 31, 1996



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 30, 1991) represents the cost of investments to the Trust based on the offering side evaluations as of the day prior to the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, including estimated expenses and Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       LONG TERM PORTFOLIO SERIES 107

                             December 31, 1996



(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (January 31, 1991) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                                $7,110,333
       Less:  Gross underwriting commissions (sales charge)        (348,390)
       Net cost to investors                                      6,761,943
       Cost of securities sold or redeemed                       (2,085,336)
       Unrealized market appreciation                               502,459
       Net amount applicable to investors                        $5,179,066

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                           For the years ended December 31,
                                             1996        1995        1994

       Principal distributions during
         year                               $126.76    $  2.96     $  3.70

       Net investment income distribu-
         tions during year                  $ 61.00    $ 64.95     $ 65.25

       Net asset value at end of year       $841.59    $990.96     $939.30

       Trust Units outstanding at end
         of year                              6,297      6,757       6,757

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 107

                                          December 31, 1996



Port-                                                                                                   Optional
folio                              Rating       Face       Coupon    Maturity       Sinking Fund       Refunding          Market
 No.   Title of Securities          <F3>       Amount       Rate       Date       Redemptions<F5>   Redemptions<F4>  Value<F6><F7>

  1. Southern California Public
     Power Authority, Multiple
     Project Revenue Bonds, 1989
     Series (Refunded) <F9>         AAA    $  370,000      6.000%    07/01/18     NONE               07/01/00@100       $  391,963

  2. Southern California Public
     Power Authority, Multiple
     Project Revenue Bonds, 1989
     Series                         A         280,000      6.000     07/01/18     07/01/14@100       07/01/00@100          282,456

  3. Dover, Delaware, Electric
     Revenue Bonds, Series 1990
     (Refunded) <F9>                <F10>     100,000      7.000     07/01/15     NONE               07/01/00@102          110,032

  4. Layton, Florida, Hospital
     Facilities Revenue Bonds,
     Series 1990 (Mariners Hos-
     pital Project)                 <F10>     135,000      9.000     06/01/10     Currently@102      06/01/00@102          141,095

  5. Maine State Housing
     Authority, Mortgage Purchase
     Bonds, 1989 Series B-2
     <F11>                          Aa<F8>    145,000      7.600     11/15/22     11/15/16@100       11/15/99@102          151,982

  6. Flint Hospital Building
     Authority, Michigan, Build-
     ing Authority Revenue Rental
     Bonds, Series 1989 (Hurley
     Medical Center)                Baa<F8>   300,000      6.500     07/01/20     07/01/15@100       07/01/00@102          300,618

  7. Massachusetts Bay Trans-
     portation Authority, General
     Transportation System Bonds,
     1990 Series B (Refunded) <F9>  AAA       670,000      7.875     03/01/21     NONE               03/01/01@102          768,738

  8. New York State Dormitory
     Authority, City University
     System, Consolidated Second
     General Resolution Revenue
     Bonds, Series 1990C            Baa1<F8>  700,000      5.000     07/01/17     NONE               07/01/00@100          610,603

  9. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1990 Series B
     (Refunded) <F9>                Aaa<F8>   360,000      7.875     08/15/20     NONE               08/15/00@102          408,694

 10. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1990 Series B   BBB+      240,000      7.875     08/15/20     02/15/09@100       08/15/00@102          268,207

 11. Matagorda County Naviga-
     tion District Number One
     (Texas), Collateralized Pol-
     lution Control Revenue
     Bonds, (Houston Lighting &
     Power Company Project),
     Series 1989B                   A2<F8>    500,000      7.700     02/01/19     NONE               02/01/98@102          522,590

 12. Northern Virginia Health
     Center Commission, Nursing
     Home Revenue Bonds, Series
     1990                           <F10>     480,000      9.000     07/01/20     Currently@103      07/01/00@103          509,808

                                                                        F-8

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    LONG TERM PORTFOLIO SERIES 107
                                             (CONTINUED)

                                          December 31, 1996



Port-                                                                                                   Optional
folio                              Rating       Face       Coupon    Maturity       Sinking Fund       Refunding          Market
 No.   Title of Securities          <F3>       Amount       Rate       Date       Redemptions<F5>   Redemptions<F4>  Value<F6><F7>

 13. Municipality of Metropol-
     itan Seattle, Washington,
     Sewer Revenue Bonds, Series
     S (Refunded) <F9>              Aaa<F8> $  675,000     7.375%    01/01/30     NONE               01/01/98@102       $  712,280

                                            $4,955,000                                                                  $5,179,066




                                                   See notes to schedule of portfolio securities


































                                                                        F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     LONG TERM PORTFOLIO SERIES 107

                           December 31, 1996



 [FN]

 <F3> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

 <F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

 <F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption, at a redemption price of par.

 <F6> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

 <F7> At December 31, 1996, the unrealized market appreciation of all
Securities was comprised of the following:

    Gross unrealized market appreciation     $502,459

    Gross unrealized market depreciation         -

    Unrealized market appreciation           $502,459

     The aggregate cost of the Securities for Federal income tax purposes was $4,676,607 at December 31, 1996.

 <F8> Moody's Investors Service, Inc. rating.

 <F9> The Issuer has indicated that it will refund this Security on its optional redemption date.

 <F10>This Security, although unrated, has, in the opinion of the
Sponsor, credit characteristics comparable to an investment grade
Security.

 <F11>See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for the discussion relating to Housing Securities.

(MODULE)
     (NAME)    DWSMTPARTB941
     (CIK)     0000840581
     (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross-reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Evaluator and Independent Auditors;
          all other consents were previously filed.

          The following exhibits:

         23.   1a.  Consent of Kenny S&P Evaluation Services,
                    a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

         27         Financial Data Schedule.

                      CONSENT OF COUNSEL

          The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 3. to this Registration
Statement.

                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, Dean Witter Select Municipal Trust, Long Term Portfolio Series 107, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 20th day of February, 1997.

                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    LONG TERM PORTFOLIO SERIES 107
                      (Registrant)

                    By:  DEAN WITTER REYNOLDS INC.
                                 (Depositor)

                                 Thomas Hines
                                 Thomas Hines
                                 Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following persons in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 20th day of February, 1997.

                                   DEAN WITTER REYNOLDS INC.

Name                     Office

Philip J. Purcell        Chairman and Chief )
                         Executive Officer  )
                         and Director*      )

                                            By:  Thomas Hines
                                                 Thomas Hines
                                                 Attorney-in-fact*





_________________________
* Executed copies of the Powers of Attorney filed by a majority of the Board of Directors of Dean Witter Reynolds
     Inc. have been previously filed.

Name                     Office

Richard M. DeMartini     Director***

Robert J. Dwyer          Director***

Christine A. Edwards     Director***

James F. Higgins         Director***

Charles A. Fiumefreddo   Director**

Mitchell M. Merin        Director*

Stephen R. Miller        Director***

Richard F. Powers III    Director*

Philip J. Purcell        Director***

Thomas C. Schneider      Director**

William B. Smith         Director**


____________________

* Executed copies of the Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form
     S-6 for Dean Witter Select Equity Trust, Select 10
     Industrial Portfolio 97-1, File No. 333-16839.

** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499.

*** Executed copies of Powers of Attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.